LAND USE RIGHTS (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007 acre	Dec. 31, 2008 acre	Dec. 31, 2011 acre
Land Use Rights [Line Items]
Payments to Acquire Land Held-for-use	$ 0	$ 489,904
Amortization of Leased Asset			1,589,082	1,599,600
First Lot [Member]
Land Use Rights [Line Items]
Area of Land					180.23
Leasehold Expiration Period					lease expiring in 2067
Second Lot [Member]
Land Use Rights [Line Items]
Area of Land						31.84
Leasehold Expiration Period						lease expiring in 2068
Third Lot [Member]
Land Use Rights [Line Items]
Area of Land							93.64
Leasehold Expiration Period							lease expires in 2037
Fourth Lot [Member]
Land Use Rights [Line Items]
Area of Land							287.21
Leasehold Expiration Period							leases expire in 2051, 2054 and 2071
Fifth Lot [Member]
Land Use Rights [Line Items]
Area of Land				21.09
Leasehold Expiration Period				lease expires in 2051
Sixth Lot [Member]
Land Use Rights [Line Items]
Area of Land			6.27
Leasehold Expiration Period			lease expiresin 2023
Use Rights [Member] | Minimum [Member]
Land Use Rights [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years		10 years
Use Rights [Member] | Maximum [Member]
Land Use Rights [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 years		60 years
Use Rights [Member] | First Lot [Member]
Land Use Rights [Line Items]
Payments to Acquire Land Held-for-use					6,408,289
Use Rights [Member] | Second Lot [Member]
Land Use Rights [Line Items]
Payments to Acquire Land Held-for-use						764,128
Use Rights [Member] | Third Lot [Member]
Land Use Rights [Line Items]
Payments to Acquire Land Held-for-use							12,040,571
Use Rights [Member] | Fourth Lot [Member]
Land Use Rights [Line Items]
Payments to Acquire Land Held-for-use							35,405,750
Use Rights [Member] | Fifth Lot [Member]
Land Use Rights [Line Items]
Payments to Acquire Land Held-for-use				528,240
Use Rights [Member] | Sixth Lot [Member]
Land Use Rights [Line Items]
Payments to Acquire Land Held-for-use			$ 489,904